Fair Value Measurements (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Mar. 30, 2025	Mar. 05, 2025	Feb. 14, 2025	Aug. 13, 2024	Aug. 12, 2024	Mar. 30, 2024	Dec. 31, 2022
Fair Value Measurements [Line Items]
Shared-based termination liability						$ 6,349,000
Private Placement Warrant Liability [Member]
Fair Value Measurements [Line Items]
Number of warrants exchanged (in Shares)									250,000	250,000
Number of securities called by warrants or rights (in Shares)									250,000	250,000
Exercise price (in Dollars per share)									$ 10	$ 10
Remeasurement of warrant liability	$ (499,000)		$ 112,000		(13,001,000)
Convertible preferred stock	245,000		245,000		133,000
Convertible Preferred Stock Warrant Liability [Member]
Fair Value Measurements [Line Items]
Remeasurement of warrant liability		(73,000)		(97,000)	(6,000)	(127,000)
Convertible preferred stock						203,000						$ 200,000
Public placement warrant liability					10,000.00	100,000
Public Placement Warrant Liability [Member]
Fair Value Measurements [Line Items]
Exercise price (in Dollars per share)											$ 230
Remeasurement of warrant liability	(78,000)		(262,000)		(24,907,000)
Convertible preferred stock	5,000		5,000		267,000
Convertible Notes Payable [Member] | Nonrelated Party [Member]
Fair Value Measurements [Line Items]
Convertible notes outstanding
Public placement warrant liability					31,700,000	300,000
Convertible Notes Payable [Member] | Related Party [Member]
Fair Value Measurements [Line Items]
Convertible notes outstanding
Public placement warrant liability					3,800,000	100,000
Share-Based Termination Liability [Member]
Fair Value Measurements [Line Items]
Convertible notes outstanding		7,661,000		7,661,000		6,349,000							$ 6,163,000
Public placement warrant liability					1,000,000	300,000
Warrant [Member] | Private Placement Warrant Liability [Member]
Fair Value Measurements [Line Items]
Convertible notes outstanding	245,000		245,000		133,000			$ 744,000
Public placement warrant liability					13,000,000	0
Warrant [Member] | Convertible Preferred Stock Warrant Liability [Member]
Fair Value Measurements [Line Items]
Convertible notes outstanding		$ 106,000		$ 106,000		203,000							$ 179,000	$ 330,000
Warrant [Member] | Public Placement Warrant Liability [Member]
Fair Value Measurements [Line Items]
Convertible notes outstanding	$ 5,000		$ 5,000		267,000			$ 83,000
Public placement warrant liability					24,900,000	0
Warrant [Member] | Nonrelated Party [Member]
Fair Value Measurements [Line Items]
Convertible notes outstanding						15,604,000
Warrant [Member] | Related Party [Member]
Fair Value Measurements [Line Items]
Convertible notes outstanding						$ 2,133,000